Assets held for sale - Rollforward (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Asset, Held-for-Sale, Not Part of Disposal Group [Roll Forward]
Beginning balance	$ 7,761	$ 0
Reclassification from Vessels	15,231	7,761
Vessels disposal	(22,992)	0
Ending balance	$ 0	$ 7,761